ACQUISITIONS (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about business combination [abstract]
Schedule of preliminary purchase price allocation
The preliminary purchase price allocations, at fair value, as at June 30, 2023, with respect to the acquisitions are as follows:

(MILLIONS)	Brazil Wind Portfolio
Cash and cash equivalents	$10
Trade receivables and other current assets	9
Property, plant and equipment, at fair value	125
Other non-current assets	19
Accounts payable and accrued liabilities	(16)
Current portion of non-recourse borrowings	(4)
Non-recourse borrowings	(46)
Provisions	(2)
Fair value of net assets acquired	95
Purchase price	$95